Note 6 Changes in loss allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Loss allowances of loans and advances at amortised cost at the beginning of the period	€ (11,142)	€ (12,141)
Increase in loss allowances charged to income	(4,366)	(9,000)
Decrease in loss allowances charged to income	2,937	5,969
Transfer To Written Off Loans Exchange Differences And Other	846	4,031
Loss allowances of loans and advances at amortised cost at the end of the period	(11,724)	(11,142)
Stage 1 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(1,158)	(1,563)
Decrease in loss allowances charged to income	942	1,441
Stage 2 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(712)	(1,200)
Decrease in loss allowances charged to income	864	1,210
Stage 3 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(2,497)	(6,237)
Decrease in loss allowances charged to income	€ 1,131	€ 3,318